Accounts receivable, unbilled revenue (contract assets) and payments on account or unearned revenue (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2019
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Accounts receivables and unbilled revenue are as follows:

	September 30, 2019	December 31, 2018
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$412,648	$423,680
Unbilled services (unbilled revenue)	493,114	362,926
Accounts receivable and unbilled revenue	905,762	786,606
Allowance for doubtful accounts	(4,834)	(8,889)

Accounts receivable and unbilled revenue, net	$900,928	$777,717

Unbilled services and payments on account or unearned revenue (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2019	December 31, 2018	$ Change	% Change

Unbilled services (unbilled revenue)	$493,114	$362,926	$130,188	35.9%
Unearned revenue (payments on account)	(322,226)	(274,468)	(47,758)	17.4%

Net balance	$170,888	$88,458	$82,430	93.2%